Derivative instruments and hedging activities - Schedule of information about written credit derivatives and purchased credit protection (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	¥ (349)	¥ (245)
Maximum potential payout / Notional		28,375	20,029
Notional, Purchased credit protection		(15,635)	13,799
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(156)	(138)
Maximum potential payout / Notional		11,480	9,746
Notional, Purchased credit protection		(6,711)	6,994
Credit default swap indices [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	(221)	(126)
Maximum potential payout / Notional		15,488	9,223
Notional, Purchased credit protection		(8,097)	6,040
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	28	19
Maximum potential payout / Notional		1,236	1,011
Notional, Purchased credit protection		(785)	755
Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Carrying value (Asset) / Liability	[1]	0	0
Maximum potential payout / Notional		171	49
Notional, Purchased credit protection		(42)	10
Less than 1 year [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,319	4,262
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,730	1,849
Less than 1 year [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,465	2,271
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		124	142
Less than 1 year [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
1 to 3 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,767	5,939
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,124	3,125
1 to 3 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,168	2,558
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		464	256
1 to 3 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		11
3 to 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		13,490	7,083
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,963	3,251
3 to 5 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		7,877	3,232
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		571	580
3 to 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		79	20
More than 5 years [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,799	2,745
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,663	1,521
More than 5 years [Member] | Credit default swap indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,978	1,162
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		77	33
More than 5 years [Member] | Credit-risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 81	¥ 29

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty offsetting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of the underlyings since inception of the credit derivatives.